Commitments & Contingencies (Details) - USD ($)				9 Months Ended		10 Months Ended	12 Months Ended
	Jun. 26, 2024	Oct. 31, 2023	Mar. 28, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2023	Jun. 28, 2024
Commitments & Contingencies [Line Items]
Gross proceeds					$ 57,500,000		$ 57,500,000
Deferred underwriting fee				3.50%			3.50%
Cash fee				$ 100,000			$ 100,000
Share issued, percentage				5.00%			5.00%
Accrued consulting service expenses				$ 1,200,000			$ 300,000
Price per share (in Dollars per share)								$ 0.1
Proceeds from underwriting commission			$ 7,500,000
Consulting service expenses		$ 300,000
Backstop Investor [Member]
Commitments & Contingencies [Line Items]
Sale of stock (in Shares)	500,000
Class A Ordinary Shares [Member]
Commitments & Contingencies [Line Items]
Sale of stock (in Shares)	500,000
Price per share (in Dollars per share)	$ 10
Sale of stock amount	$ 5,000,000
Class A Ordinary Shares [Member] | Backstop Investor [Member]
Commitments & Contingencies [Line Items]
Sale of stock (in Shares)	500,000
Purchase amount	$ 5,000,000
Over-Allotment Option [Member]
Commitments & Contingencies [Line Items]
Number of units issued (in Shares)			750,000	750,000			750,000
Sale of stock (in Shares)			750,000
Purchase an aggregate of additional units (in Shares)			750,000
IPO [Member]
Commitments & Contingencies [Line Items]
Number of units issued (in Shares)			5,750,000
Gross proceeds			$ 57,500,000	$ 57,500,000			$ 1,150,000
Percentage of deferred underwriting fee				2.00%			2.00%
Gross proceeds				$ 2,012,500
Sale of stock (in Shares)			5,750,000
Price per share (in Dollars per share)			$ 10	$ 10
Generating gross proceeds							$ 2,012,500
IPO [Member] | Benchmark Investments, LLC [Member]
Commitments & Contingencies [Line Items]
Gross proceeds			$ 7,500,000	$ 1,150,000